UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549

                             FORM 13F

Report for the Calendar Year or Quarter Ended: Sept 30, 2008.

Check here if Amendment [ ]   Amendment Number: _____________
                        [ ]   This amendment is a restatement.
                        [ ]   This amendment adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      ALTA CAPITAL MANAGEMENT, L.L.C.
Address:   6440 South Wasatch Blvd. #260, Salt Lake City, UT  84121

Form 13F File Number:   28-7794

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:      Michael O. Tempest
Title:     Principal
Phone:     801-274-6010
Signature, Place, and Date of Signing:

           Michael O. Tempest     Salt Lake City, Utah     October 16, 2008



                               FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       54
Form 13F Information Table Value Total:	      408,668,000



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			                       VALUE	SHARES/	  INVST  VOTE
NAME OF ISSUER	      CLASS     CUSIP	       X$1000	PRN AMT   DSCTN
AUTH

Berkshire Hathaway      B       084670207      20,533     4,672   Sole   None
PepsiCo, Inc.                   713448108      18,598   260,954   Sole   None
Microsoft Corp.                 594918104      16,435   615,767   Sole   None
Procter & Gamble                742718109      16,252   233,209   Sole   None
Oracle Corporation              38389x105      15,333   754,932   Sole   None
Walgreen Co                     931422109      15,157   489,569   Sole   None
United Technologies             913017109      14,868   247,557   Sole   None
Ace Ltd.                        004644100      14,371   265,486   Sole   None
General Electric                369604103      13,384   524,851   Sole   None
Alcon Inc                       H01301102      12,537    77,620   Sole   None
Transocean Sedco Forex          G90078109      12,024   109,469   Sole   None
Genetech Inc                    368710406      11,919   134,402   Sole   None
ConocoPhillips                  20825C104      11,146   152,167   Sole   None
Google Inc                      38259P508      11,008    27,485   Sole   None
Cisco Systems Inc               17275R102      10,974   486,445   Sole   None
Emerson Electric                291011104      10,804   264,863   Sole   None
Teva Pharmaceutical Inds	881624209      10,763   235,058   Sole	 None
Alliant Techsystems Inc.        018804104      10,530   112,097   Sole   None
Apple Computer Inc              037833100      10,215    89,873   Sole   None
Intuit                          461202103       9,982   315,780   Sole   None
Rockwell Collins                774341101       9,930   206,486   Sole   None
Lincoln Electronic Holdings	533900106       9,902   153,973   Sole   None
Wells Fargo & Co.               949746101       9,830   261,923   Sole   None
Becton Dickinson Co             075887109       9,482   118,137   Sole   None
Devon Energy Corp New           25179M103       9,445   103,568   Sole   None
America Movil SAB de CV         02364W105       9,356   201,815   Sole   None
Amphenol Corp			032095101       9,353   233,019   Sole   None
Franklin Resources              354613101       9,302   105,550   Sole   None
Wal-Mart Stores Inc		931142103       9,102   151,970   Sole	 None
Johnson & Johnson               478160104       7,887   113,842   Sole   None
Total S.A                       89151e109       7,342   120,989   Sole   None
Danaher Corp Del                235851102       7,254   104,519   Sole   None
McGraw Hill Cos                 580645109       6,861   217,042   Sole   None
Companhia Vale Do ADR           204412209       5,633   294,160   Sole   None
Berkshire Hathaway      A       084670108       3,918        30   Sole   None
Middleby Corp.			596278101	2,225	 40,966   Sole   None
Petmedexpress Inc               816382106       1,900   121,005   Sole   None
Kohls Corp                      500255104       1,460    31,676   Sole   None
Quality Systems                 747582104       1,230    29,095   Sole   None
Schlumberger Ltd                806857108       1,207    15,462   Sole   None
Infosys Tech Spon ADR           456788108       1,186    35,595   Sole   None
Bare Escentuals Inc             067511105       1,136   104,473   Sole   None
Mindray Medical Intl            602675100       1,057    31,329   Sole   None
Gilead Sciences                 375558103       1,013    22,200   Sole   None
Energizer Holdings Inc          29266R108         984    12,215   Sole   None
Gildan Activewear               375916106         932    40,906   Sole   None
3M Company                      88579Y101         619     9,060   Sole   None
Apache Corp			037411105	  522	  5,002   Sole   None
Manitowoc Co Inc                563571108         509    32,735   Sole   None
Flir Systems Inc		302445101	  335	  8,715	  Sole	 None
Walt Disney Co                  254687106         314    10,225   Sole   None
Exxon Mobil Corp                30231g102         219     2,820   Sole   None
Sanofi-Aventis SA               80105N105         202     6,150   Sole   None
Rehabcare Group Inc.		759148109	  190	 10,500   Sole   None

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